FINANCIAL INSTRUMENTS (Details 21) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 653,421	$ 575,178
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 21,502	$ 28,469
Percentage of trade receivables	3.29%	4.95%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 474	$ 899
Percentage of trade receivables	0.07%	0.16%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 96	$ 309
Percentage of trade receivables	0.01%	0.05%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 636	$ 18
Percentage of trade receivables	0.10%	0.00%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 11	$ 846
Percentage of trade receivables	0.00%	0.15%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 70	$ 22
Percentage of trade receivables	0.01%	0.00%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 72	$ 34
Percentage of trade receivables	0.01%	0.01%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 299	$ 389
Percentage of trade receivables	0.05%	0.07%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 5,036	$ 12,311
Percentage of trade receivables	0.78%	2.14%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 625,225	$ 531,881
Percentage of trade receivables	95.68%	92.47%